G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee 4)	Value at grant date of synthetic shares allocated in 2023 4)	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares	1)	Committee fees	Total fees paid in cash	2)	Total remunera- tion 2023		Total remunera- tion 2022
			A		B			C		(A+B+C)

Board member
Jan Carlson	4,500,000	–	–	34,041	–837,475		420,000	4,920,000		4,082,525		–218,839
Jacob Wallenberg	1,140,000	–	–	34,041	–837,475		185,000	1,325,000		487,525		–493,839
Börje Ekholm	–	–	–	–	–		–	–		–		–
Carolina Dybeck Happe	1,140,000	–	–	10,003	–166,650		–	–		–166,650		609,182
Christy Wyatt	1,140,000	–	–	–	–		185,000	1,325,000		1,325,000		–
Eric A. Elzvik	1,140,000	–	–	11,345	–279,111		495,000	1,635,000		1,355,889		983,791
Helena Stjernholm	1,140,000	–	–	22,693	–558,274		185,000	1,325,000		766,726		97,535
Jon Fredrik Baksaas	1,140,000	–	–	25,391	–619,545		495,000	1,635,000		1,015,455		–214,424
Jonas Synnergren	1,140,000	–	–	–	–		470,000	1,610,000		1,610,000		–
Kristin S. Rinne	1,140,000	–	–	16,913	–458,693		370,000	1,510,000		1,051,307		305,308
Kurt Jofs 5)	–	–	–	11,427	–239,336		–	–		–239,336		1,275,090
Nora Denzel 5)	–	–	–	11,345	–279,111		–	–		–279,111		688,791
Ronnie Leten 5)	–	–	–	63,985	–1,784,460		–	–		–1,784,460		2,258,226

Employee Representatives
Kjell-Åke Soting	54,750	–	–	–	–		22,200	76,950		76,950		58,500
Annika Salomonsson 6)	54,750	–	–	–	–		14,400	69,150		69,150		28,500
Ulf Rosberg 7)	54,750	–	–	–	–		9,000	63,750		63,750		43,500
Loredana Roslund (deputy)	54,750	–	–	–	–		–	54,750		54,750		43,500
Frans Frejdestedt (deputy) 8)	29,250	–	–	–	–		–	29,250		29,250		–
Stefan Wänstedt (deputy) 8)	29,250	–	–	–	–		–	29,250		29,250		–
Torbjörn Nyman 9)	25,500	–	–	–	–		11,700	37,200		37,200		66,000
Anders Ripa 10)	23,250	–	–	–	–		6,900	30,150		30,150		55,500
Total	13,946,250	–	–	241,184	–6,060,130		2,869,200	15,675,450		9,615,320	3)	5,586,321

1)
The difference in value as of the time for payment, compared to December 31, 2022, for synthetic shares allocated in 2018 (for which payment was made in 2023). The difference in value as of December 31, 2023 compared to December 31, 2022, for synthetic shares allocated in 2019, 2020, 2021 and 2022. Calculated on a share price of SEK 63.11. The value of synthetic shares allocated in 2019, 2020, 2021 and 2022 includes respectively SEK 1.50, SEK 2.00, SEK 2.50 and SEK 2.70 per share in compensation for dividends resolved by the Annual General Meetings 2020, 2021, 2022 and 2023, and the value of the synthetic shares allocated in 2018 includes dividend compensation for dividends resolved in 2019, 2020, 2021 and 2022.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 2,077,206.
4)	None of the Board members participated in the synthetic share program during 2023.
5)	Resigned from the Board of Directors in connection with the AGM held on March 29, 2023.
6)	Appointed employee representative Board member as of July 31, 2023, previously deputy employee representative Board member.
7)	Appointed employee representative Board member as of July 4, 2023, previously deputy employee representative Board member.
8)	Appointed deputy employee representative Board members as of September 1, 2023.
9)	Resigned as employee representative Board member as of July 31, 2023.
10)	Resigned as employee representative Board member as of July 4, 2023.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)

Remuneration costs for the President and CEO and other members of the Executive Team (ET)

SEK	President and CEO 2023	President and CEO 2022	President and CEO 2021	Other members of ET 2023 3)	Other members of ET 2022 3)	Other members of ET 2021	Total 2023	Total 2022	Total 2021
Salary 1)	19,520,568	19,154,852	18,208,859	135,208,734	132,945,295	110,043,431	154,729,302	152,100,147	128,252,290
Termination benefits	–	–	–	–	25,503,967	–	–	25,503,967	–
Annual variable remuneration provision earned for the year	–	–	–	48,399,226	90,908,181	52,507,185	48,399,226	90,908,181	52,507,185
Long-term variable compensation provision	31,708,587	41,125,015	43,701,650	30,547,582	43,688,149	48,260,833	62,256,169	84,813,164	91,962,483
Pension costs 2)	10,151,804	9,856,121	9,569,049	24,607,643	42,248,588	40,886,802	34,759,447	52,104,709	50,455,851
Other benefits	828,287	135,743	555,688	19,575,733	20,167,043	11,199,631	20,404,020	20,302,786	11,755,319
Social charges and taxes	19,546,145	22,079,378	22,633,474	45,222,286	60,745,133	57,469,705	64,768,431	82,824,511	80,103,179
Total	81,755,391	92,351,109	94,668,720	303,561,204	416,206,356	320,367,587	385,316,595	508,557,465	415,036,307

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)
Does not include cash compensation paid to Rory Read of MUSD 32.76 in 2022 and 10,64 MSUD in 2023. The total amount was reported separately as ‘Deviations from adopted Guidelines for remuneration to Group Management’ in Remuneration Report 2022 as compensation for acceleration of pre-existing long-term share based variable incentive program of restricted and performance stock units (RSU and PSU) in Vonage.